Basis of Presentation Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Basis of Presentation
Basis of presentation
As of December 31, 2024, Millrose had engaged in no business activities since inception and had nominal assets and no liabilities. The balance sheet has been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). Separate statements of operations, equity, and cash flows have not been prepared because no material substantive transactions had taken place.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and short-term investments with an original maturity of three months or less when acquired are considered cash and cash equivalents for the purposes of the balance sheets.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
The Company considered the applicability and impact of all Accounting Standard Updates (“ASUs”) issued by the Financial Accounting Standards Board. Recently issued ASUs were assessed and determined either to be not applicable or not expected to have material impact on the Company’s financial statements.

PREDECESSOR MILLROSE BUSINESS [Member]
Basis of Presentation
Basis of Presentation
These Combined Financial Statements of the Predecessor Millrose Business were prepared to reflect the historical financial position, results of operations, and cash flows of the Predecessor Millrose Business for the periods presented and were derived from the consolidated financial statements and accounting records of Lennar. The Combined Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The Combined Financial Statements may not be indicative of Millrose’s future performance as an independent, publicly traded Company following the
Spin-Off
and do not necessarily reflect what the financial position, results of operations, and cash flows would have been had Millrose operated as a separate, publicly traded company during the periods presented. These Combined Financial Statements have been prepared to reflect assets of an active business and amounts may change as Lennar completes and delivers homes.
These Combined Financial Statements have been prepared under the legal entity method of preparing carve out financial statements. The amounts presented herein have been prepared on the basis that all of the assets held by the Predecessor Millrose Business are conveyed by Lennar in the
Spin-Off.
The Combined Financial Statements of the Predecessor Millrose Business include land inventory assets that represent the Transferred Assets (as defined in Note 8. Subsequent Events), and related liabilities and operations from the Transferred Assets included in the
Spin-Off.
References to Lennar in the notes to these Combined Financial Statements refer to Lennar prior to the
Spin-Off.

The Combined Statements of Operations include all costs directly attributable to the Predecessor Millrose Business, which include operating and employee compensation costs for dedicated regional and divisional land teams tasked with acquiring and developing the Transferred Assets prior to the
Spin-Off.
These expenses have been allocated to the Predecessor Millrose Business on a specific identification basis or, when specific identification is not practicable, we have determined that a proportional cost allocation method primarily based directly on headcount, usage, or other allocation methods depending on the nature of the services is a reasonable method to allocate costs.
The costs reflected in these Combined Financial Statements may not be indicative of the actual costs that would have been incurred had Millrose operated on a standalone basis. Additionally, the future results of operations, financial position, and cash flows could differ significantly from the historical results presented herein.
The Combined Financial Statements of the Predecessor Millrose Business prior to the
Spin-off
represent a combination of entities under common control that have been “carved out” from Lennar’s consolidated financial statements. Historically, financial statements of the Predecessor Millrose Business have not been prepared as it was not operated separately from Lennar. These Combined Financial Statements reflect the expenses of the Predecessor Millrose Business and include certain assets and liabilities that will be included in the
Spin-Off,
which have been reflected at Lennar’s historical basis. All intercompany transactions have been eliminated. The aggregate net effect of transactions between the Predecessor Millrose Business and Lennar that are not historically settled in cash have been reflected as net Parent investment in the Combined Balance Sheets. Transactions between the Predecessor Millrose Business and Lennar not historically settled in cash are presented as net cash transfers (to) from Parent in the Combined Statements of Cash Flows.

Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In November 2024, the FASB issued ASU
2024-03,
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (“ASU
2024-03”),
which requires disclosure of disaggregated information about certain income statement expense line items in the notes to the financial statements on an interim and annual basis. ASU
2024-03
will be effective annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Predecessor Millrose Business had been evaluating ASU
2024-03
impact on its combined financial statements. Millrose will continue to evaluate the potential impact of ASU
2024-03
on its financial statements.
In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU
2023-09
(“ASU
2023-09”)
Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU
2023-09
requires public companies to annually (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). ASU
2023-09
will be effective for the annual reporting periods in fiscal years beginning after December 15, 2024. The Predecessor Millrose Business had been evaluating ASU
2023-09
and did not expect it to have a material effect on the Predecessor Millrose Business’s combined financial statements. Millrose will continue to evaluate the potential impact of ASU
2023-09
on its financial statements.
In November 2023, the FASB issued ASU
2023-07,
“Improvements to Reportable Segment Disclosures” (“ASU
2023-07”).
ASU
2023-07
requires disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within the segment measure of profit or loss, an amount and description of its composition for other segment items to reconcile to segment profit or loss, and the title and position of the entity’s CODM. ASU
2023-07
will be applied retrospectively and is effective for annual reporting periods in fiscal years beginning after December 15, 2023, and interim reporting periods in fiscal years beginning after December 31, 2024. For the year ended December 31, 2024, the Predecessor Millrose Business did not operate as separate operating and reporting segment. Starting in the year ended D ecem
ber 31, 2025, Millrose will operate as one operating and reporting segment. The adoption of ASU
2023-07
did not have a material impact on the Predecessor Millrose Business’s combined financial statements.

Use of Estimates and Assumptions
Use of Estimates and Assumptions
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts reported in the Combined Financial Statements and accompanying notes. Estimates and assumptions are based upon historical factors, current circumstances and the experience and judgment of the Predecessor Millrose Business’s management. Actual results could differ from those estimates.

Inventories
Inventories
Land
Finished homesites and land under development are included within inventories. Inventories are stated at cost unless the inventory within a community is determined to be impaired, in which case the impaired inventory is written down to fair value. Inventories also include horizontal development costs, capitalized interest and real estate taxes.
Impairment
The carrying amounts of land are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. At each reporting date, an assessment is made for indicators of impairment. If an indication of impairment exists, recoverability is tested by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not exceed the carrying amount

(i.e., the asset is not recoverable), the Predecessor Business determines the fair value of the asset using management’s assumptions, such as the projected margins and timing of future l an
d sales, as well as an appropriate discount rate, and record an impairment charge, if any.

Accounts Payable and Accrued Expenses
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses are carried at cost, which approximates the fair value because of their short-term or highly liquid nature. Accounts payable and accrued expenses include accrued horizontal development costs, accrued wages, bonuses and benefits, and other payables.

Debt		Debt The Predecessor Millrose Business’s debt consists of promissory notes for the acquisition of land and community development district bonds. Refer to Note 6. Debt for additional information.
Net Parent Investment		Net Parent Investment Net Parent investment in the Combined Balance Sheets represents Lennar’s historical investment in the Predecessor Millrose Business and allocations from Lennar.
Sales, General and Administrative Expenses
Sales, General and Administrative Expenses
Sales general, and administrative expenses are costs directly attributable to the Predecessor Millrose Business, and include operating and employee compensation costs for dedicated regional and divisional land teams tasked with acquiring and developing the Transferred Assets prior to the
Spin-Off.
See further explanation in Note 3. Related Party Transactions.

Income Taxes
Income Taxes
The Predecessor Millrose Business records income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and attributable to operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the years in which the temporary differences are expected to be recovered or paid. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period when the changes are enacted. Interest related to unrecognized tax benefits is recognized in the financial statements as a component of income tax expense.
A reduction of the carrying amounts of deferred tax assets by a valuation allowance is required if, based on the available evidence, it is more likely than not that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed each reporting period by the Predecessor Millrose Business based on the consideration of all available positive and negative evidence using a “more-
likely-than-not”
standard with respect to whether deferred tax assets will be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, actual earnings (losses), forecasts of future profitability, the duration of statutory carryforward periods, the Predecessor Millrose Business’s experience with loss carryforwards not expiring unused and tax planning alternatives.

Following the
Spin-Off,
Millrose intends to make an election to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with its taxable year ending December 31, 2025. So long as Millrose qualifies as a REIT, Millrose generally will not be subject to U.S. federal income tax on its net income that it distributes to its stockholders. To maintain its qualification as a REIT, Millrose will be required under the Code to distribute at least 90% of its REIT taxable income (without regard to the deduction for dividends paid and excluding net capital gains) to its stockholders and meet certain other requirements. If Millrose fails to maintain its qualification as a REIT in any taxable year, Millrose will then be subject to federal income taxes on its taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for federal income tax purposes for four years following the year during which qualification is lost unless the Internal Revenue Service grants Millrose relief under certain statutory provisions. Such an event could have a material adverse effect on its net income and net cash available for distribution to its members.
Millrose intends to elect for its wholly-owned subsidiary Millrose Holdings to be taxable as a taxable REIT subsidiary (“TRS”) and may elect to form other wholly-owned subsidiaries that will also elect to be taxed as taxable REIT subsidiaries in the future. Taxable REIT subsidiaries are subject to taxation at regular corporate income tax rates.